OTHER ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013	[1]
Other Assets [Abstract]
Loan issuance costs, net	$ 11,300	$ 19,269
Lease costs, net	2,176	3,289
Unamortized lease premiums	0	1,861
Other assets	4,274	4,530
Total other assets	17,750	28,949
Amortization of loan issuance cost	$ 3,500	$ 4,500	$ 4,100

[1]	As restated